Summary of business acquisition assets and goodwill acquired (Details) - Jul. 14, 2022 - Affinity DNA [Member]		AUD ($)	EUR (€)
IfrsStatementLineItems [Line Items]
Amount settled in cash		$ 486,187	€ 277,500
Contingent consideration		486,187	€ 277,500
Total consideration		972,374
Recognised amounts of identifiable net assets	[1]
Goodwill on acquisition		$ 972,374

[1]	All assets and liabilities of AffinityDNA were either fully settled or remained with the previous owner, which resulted in nil balance recognised on acquisition date.